Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current tax	$ 1,354	$ 978	$ 565
Deferred income tax	1,726	3,353	1,040
Income tax expense	3,080	4,331	1,605
Reconciliation of reported income tax expense to the theoretical tax amount
Loss before income taxes and equity in earnings of equity investees	(53,536)	(47,356)	(10,540)
Tax calculated at the statutory tax rate of the Company	(8,833)	(7,814)	(1,739)
Different tax rates available in different jurisdictions	2,531	453	(2,953)
Tax valuation allowance	11,410	9,886	6,601
Preferential tax deduction	(3,347)	(3,205)	(2,096)
Expenses not deductible for tax purposes	391	688	253
Utilization of previously unrecognized tax losses	(387)	(21)	(34)
Withholding tax on undistributed earnings of PRC entities	1,980	3,532	1,216
Others	(665)	812	357
Income tax expense	3,080	4,331	1,605
Hong Kong
Current tax	$ 572	$ 520	$ 150
Tax rates
Income tax rate (as a percent)	16.50%	16.50%	16.50%
PRC
Current tax	$ 782	$ 458	$ 415
Tax rates
Income tax rate (as a percent)	25.00%	25.00%	25.00%
Preferential income tax rate (as a percent)	15.00%	15.00%	15.00%
Dividends declared withholding tax rate (as a percent)	10.00%	10.00%	10.00%
Lower withholding tax rate (as a percent)	5.00%	5.00%	5.00%
Minimum equity interest of foreign investor required for lower withholding tax rate (as a percent)	25.00%	25.00%	25.00%
Distributable reserves expected to be distributed as dividends (as a percent)	100.00%	100.00%